Note 13 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]

13.         SUBSEQUENT EVENTS

On November 1, 2024, the Company entered into an exchange agreement with the holder of promissory notes to reclassify $2.4 million of the Company's 25% Senior Secured Convertible Promissory Note's principal and $600 thousand accrued interest into Series E convertible preferred shares, The Series E Stock are convertible to a price equal to 80% of the 5-day VWAP for the Common Stock beginning on the fifth day preceding the date of the Notice of Conversion, subject to a beneficial ownership maximum of 19.99%.

On November 3, 2024, our Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. expired.

13.	SUBSEQUENT EVENTS

Issuance of Senior Secured Convertible Promissory Note

On January 8, 2024, February 12, 2024 and March 7, 2024, the Company issued a 25% Senior Secured Convertible Promissory Note to an investor (each a “Subsequent Note” and together the “Subsequent Notes”). Each Subsequent Note has a principal amount of $2,000,000, bears interest at a rate of 25% per annum and matures 365 days from the date of issuance, on which the principal balance and accrued but unpaid interest under each Subsequent Note is due and payable. The interest rate for each Subsequent Note will increase to 27% per annum or the highest rate then allowed under applicable law (whichever is lower) upon occurrence of an event of default, including the failure by the Company to make payment of principal or interest due under the Note on the Maturity Date, and any commencement by the Company of a case under any applicable bankruptcy or insolvency laws.

Molipharma Agreement

On April 3, 2020, we entered into a joint venture agreement ("Joint Venture") with Molipharma, S.R.L. ("Molipharma") to collaborate in (1) a clinical trial program in oncology development ("Oncology") and (2) a clinical trial program in COVID-19 Vaccine ("COVID-19 Vaccine").

With respect to Oncology, we will grant a low single digit royalty to Molipharma for turnover of the marketing of ovarian cancer research in Europe. With respect to COVID-19 Vaccine, economic rights in Europe will transfer to Molipharma, and economic rights in the U.S. will transfer to us. Molipharma agreed to financially support the research program for COVID-19 and we agreed to financially support the research program in oncology. The Joint Venture has a duration of five years, extendable for a further five years, unless notice of non-renewal is sent one year before the expiration date. The parties may withdraw from the Joint Venture only for serious and justified reasons or by mutual consent.

On February 28, 2024, we notified Molipharma of the Company’s intent not to renew, allowing the Joint Venture to expire on April 2, 2025.